Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Dilutive options outstanding	4.2	4.7	2.7
Stock Option
Earnings Per Share [Line Items]
Number of options excluded from the computation of diluted earnings per share	0.2	1.4	0.9
TSARs
Earnings Per Share [Line Items]
Number of options excluded from the computation of diluted earnings per share	0.2	0.3	3.6